United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05186

Advanced Series Trust
(Exact name of registrant as specified in charter)

655 Broad Street
6th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
6th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: (973) 716-6422

Date of fiscal year end: December 31

Date of reporting period: 7/1/2021 through 6/30/2022

Explanatory Note

This Form N-PX/A to the Registrant only relates to the AST Target Maturity Central Portfolio of the Registrant.

This Form N-PX/A is intended to amend the Form N-PX filed on August 25, 2022 with respect only to the AST Target Maturity Central Portfolio.

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-05186

Registrant Name:  Advanced Series Trust

Reporting Period:  07/01/2021 - 06/30/2022

AST Target Maturity Central Portfolio - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advanced Series Trust

By: Timothy S. Cronin*
       Timothy S. Cronin, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: March 15, 2023

POWER OF ATTORNEY

The undersigned, Susan Davenport Austin, Sherry S. Barrat, Jessica M. Bibliowicz, Kay Ryan Booth,Stephen M. Chipman, Timothy S. Cronin, Robert F. Gunia, Thomas M. O’Brien and Christian J. Kelly, as directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness and Debra Rubano, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission. This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Susan Davenport Austin	/s/ Timothy S. Cronin
Susan Davenport Austin	Timothy S. Cronin

/s/ Sherry S. Barrat	/s/ Robert F. Gunia
Sherry S. Barrat	Robert F. Gunia

/s/ Jessica Bibliowicz	/s/ Thomas M. O’Brien
Jessica Bibliowicz	Thomas M. O’Brien

/s/ Kay Ryan Booth	/s/ Christian J. Kelly
Kay Ryan Booth	Christian J. Kelly

/s/ Stephen M. Chipman
Stephen M. Chipman

Dated: April 6, 2022

Appendix A

Advanced Series Trust

The Prudential Series Fund

Prudential’s Gibraltar Fund, Inc.